Long-Term Debt Textuals (Details) (Fixed Rate Notes [Member], Parent Company [Member], Notes Issued by Parent At Discount [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Fixed Rate Notes [Member] | Parent Company [Member] | Notes Issued by Parent At Discount [Member]
Long-Term Debt (Textuals) [Abstract]
Subordinated Notes	$ 140